Statements of Cash Flows - USD ($)	4 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (573,356)	$ (2,881,345)	$ (51,960,823)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on securities held in Trust Account		(1,197,637)	(1,479,986)
Unrealized gain on securities held in Trust Account		(17,194)	(1,830)
Deferred income provision		3,611	6,069
Change in fair value of warrant liabilities	176,000	3,053,000	52,152,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(131,226)	107,948
Prepaid income taxes			(54,439)
Accounts payable and accrued expenses		240,138	394,148
Income tax payable		25,684	(25,684)
Net cash used in operating activities	(692,713)	(904,969)	(862,597)
Cash Flows from Investing Activities:
Investment of cash in trust		(230,000,000)
Interest withdrawn for tax payments			500,620
Net cash provided by (used in) investing activities		(230,000,000)	500,620
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	225,884,024	225,884,024
Proceeds from sale of Private Placement Warrants		6,100,000
Proceeds from promissory note - related party		155,093
Repayment of promissory note - related party		(155,093)
Payments of offering costs		(585,927)
Net cash provided by financing activities	231,398,097	231,398,097
Net Change in Cash		493,128	(361,977)
Cash - Beginning			493,128
Cash - Ending		493,128	131,151
Supplemental cash flow information:
Cash paid for income taxes			240,000
Non-cash investing and financing activities:
Initial classification of ordinary shares subject to redemption	204,953,919	204,953,910
Change in value of shares subject to redemption	$ (88,179)	(2,396,159)	(51,960,823)
Deferred offering costs paid directly by Sponsor from proceeds from issuance of ordinary shares		25,000
Deferred underwriting fee		$ 8,050,000